Share-based compensation plans (Equity-settled and cash-settled) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	$ 6,859,000	$ 7,837,000
Expenses (recoveries) under cash-settled plans	24,369,000	41,839,000
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	45,000	366,000
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	0	1,237,000
Expenses (recoveries) under cash-settled plans	11,221,000	25,784,000
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	3,273,000	2,933,000
Expenses (recoveries) under cash-settled plans	9,342,000	6,890,000
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	3,541,000	3,301,000
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	2,811,000	6,741,000
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	751,000	2,261,000
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	$ 244,000	$ 163,000